Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014
C000077416
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 13,570	$ 13,452	$ 13,261	$ 13,082	$ 12,947	$ 12,792	$ 12,887	$ 12,720	$ 12,722	$ 12,714	$ 12,320	$ 11,837	$ 11,977	$ 12,116	$ 12,108	$ 11,967	$ 11,814	$ 11,958	$ 11,865	$ 11,689	$ 11,876	$ 11,477	$ 11,555	$ 11,350	$ 11,065	$ 11,519	$ 11,811	$ 11,148	$ 11,836	$ 11,836	$ 12,276	$ 12,393	$ 12,546	$ 12,893	$ 12,667	$ 12,776	$ 12,820	$ 12,849	$ 12,802	$ 12,779	$ 12,623	$ 12,613	$ 12,504	$ 12,497	$ 12,505	$ 12,471	$ 12,323	$ 11,963	$ 11,899	$ 11,991	$ 11,938	$ 11,434	$ 11,397	$ 11,017	$ 10,654	$ 11,752	$ 11,866	$ 11,862	$ 11,707	$ 11,672	$ 11,631	$ 11,565	$ 11,492	$ 11,420	$ 11,212	$ 11,267	$ 11,139	$ 11,057	$ 10,907	$ 10,540	$ 10,704	$ 10,761	$ 10,901	$ 10,858	$ 10,779	$ 10,678	$ 10,692	$ 10,742	$ 10,748	$ 10,807	$ 10,886	$ 10,849	$ 10,827	$ 10,819	$ 10,793	$ 10,718	$ 10,725	$ 10,657	$ 10,587	$ 10,520	$ 10,420	$ 10,438	$ 10,341	$ 10,257	$ 10,163	$ 10,195	$ 10,160	$ 10,112	$ 9,963	$ 9,748	$ 9,702	$ 9,622	$ 9,419	$ 9,113	$ 9,118	$ 9,183	$ 9,238	$ 9,490	$ 9,285	$ 9,505	$ 9,615	$ 9,611	$ 9,728	$ 9,686	$ 9,576	$ 9,582	$ 9,441	$ 9,414	$ 9,579	$ 9,669	$ 9,675
C000077417
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 13,163	12,867	12,689	12,528	12,407	12,268	12,364	12,213	12,222	12,221	11,850	11,394	11,538	11,676	11,675	11,548	11,409	11,552	11,475	11,309	11,493	11,119	11,195	11,010	10,735	11,184	11,474	10,837	11,512	11,523	11,956	12,080	12,233	12,583	12,368	12,480	12,530	12,570	12,532	12,517	12,373	12,371	12,272	12,273	12,287	12,261	12,125	11,779	11,724	11,819	11,775	11,284	11,254	10,886	10,534	11,627	11,745	11,748	11,599	11,575	11,541	11,483	11,419	11,355	11,153	11,218	11,094	11,021	10,878	10,517	10,688	10,751	10,900	10,864	10,790	10,697	10,717	10,774	10,787	10,855	10,936	10,907	10,895	10,891	10,871	10,803	10,816	10,756	10,689	10,629	10,535	10,560	10,466	10,392	10,301	10,340	10,311	10,269	10,123	9,913	9,870	9,796	9,594	9,289	9,300	9,373	9,436	9,702	9,503	9,734	9,854	9,861	9,988	9,953	9,850	9,863	9,723	9,703	9,886	9,985	10,000
C000077418
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,442,855	1,430,100	1,409,306	1,390,422	1,375,674	1,359,358	1,368,803	1,351,206	1,350,675	1,349,633	1,307,572	1,255,964	1,270,831	1,285,081	1,284,022	1,268,672	1,252,542	1,267,266	1,257,101	1,238,035	1,257,950	1,215,447	1,223,127	1,201,412	1,170,682	1,218,660	1,249,305	1,179,021	1,251,633	1,251,473	1,297,392	1,309,711	1,325,444	1,361,923	1,337,465	1,348,907	1,352,905	1,355,822	1,351,053	1,347,923	1,331,459	1,330,106	1,318,241	1,317,329	1,317,910	1,314,103	1,298,038	1,259,959	1,252,870	1,262,491	1,256,712	1,203,192	1,199,034	1,158,714	1,120,299	1,235,815	1,246,900	1,246,277	1,229,506	1,226,138	1,221,209	1,213,968	1,206,553	1,199,107	1,176,794	1,182,479	1,168,609	1,159,811	1,144,060	1,104,822	1,122,048	1,127,402	1,142,045	1,137,300	1,128,548	1,117,603	1,118,922	1,123,498	1,123,911	1,129,896	1,137,609	1,133,423	1,131,280	1,129,755	1,126,784	1,118,558	1,119,311	1,111,876	1,104,078	1,096,687	1,085,767	1,087,791	1,077,255	1,068,409	1,058,235	1,061,386	1,057,372	1,051,970	1,036,377	1,013,353	1,008,287	999,887	978,266	946,612	946,879	953,071	958,519	984,365	962,906	985,386	996,678	995,932	1,007,664	1,002,974	991,620	991,928	976,961	973,794	990,862	999,601	1,000,000
C000211121
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 7,249,408	6,446,390	6,352,228	6,266,685	6,199,803	6,125,862	6,168,039	6,088,347	6,085,538	6,080,405	5,890,567	5,657,789	5,724,234	5,787,989	5,782,798	5,713,043	5,640,071	5,705,952	5,662,247	5,576,048	5,662,911	5,471,277	5,505,455	5,407,397	5,268,845	5,484,233	5,621,479	5,304,999	5,631,140	5,630,007	5,836,090	5,890,712	5,961,105	6,124,746	6,014,456	6,065,549	6,083,157	6,095,877	6,073,934	6,059,283	5,985,014	5,978,492	5,924,722	5,920,340	5,922,360	5,904,989	5,832,841	5,660,514	5,628,282	5,671,134	5,644,831	5,404,306	5,385,286	5,204,068	5,031,302	5,549,533	5,600,952	5,595,943	5,520,355	5,504,933	5,482,367	5,449,859	5,413,825	5,379,987	5,279,603	5,304,688	5,242,330	5,202,590	5,134,187	4,958,102	4,958,102	4,958,102	4,958,102	4,958,102	4,958,102	4,958,102	4,958,102	4,958,102	4,958,102	4,958,102	4,958,102	4,958,102	4,958,102	4,958,102	4,958,102	4,958,102	4,958,102	4,958,102	4,958,102	4,958,102	4,958,102	4,958,102	4,958,102	4,958,102	4,958,102	4,958,102	4,958,102	4,958,102	4,958,102	4,958,102	4,958,102	4,958,102	4,958,102	4,958,102	4,958,102	4,958,102	4,958,102	4,958,102	4,958,102	4,958,102	4,958,102	4,958,102	4,958,102	4,958,102	4,958,102	4,959,638	4,884,804	4,868,972	4,954,310	4,998,006	5,000,000
C000014095
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 12,931	12,742	12,545	12,258	12,154	11,925	12,190	12,031	12,154	12,118	11,609	11,036	11,240	11,507	11,560	11,543	11,466	11,580	11,567	11,430	11,682	11,165	11,192	10,775	10,898	11,437	11,714	11,350	11,760	11,761	12,305	12,618	12,866	13,223	13,203	13,237	13,218	13,309	13,314	13,148	12,938	12,854	12,709	12,825	12,964	13,002	12,879	12,444	12,422	12,399	12,394	12,065	11,723	11,534	11,137	12,426	12,300	12,011	11,965	11,930	11,850	11,908	11,587	11,507	11,304	11,155	11,068	10,840	10,746	10,468	10,445	10,479	10,632	10,644	10,611	10,528	10,560	10,535	10,638	10,616	10,761	10,831	10,755	10,758	10,717	10,730	10,672	10,614	10,537	10,427	10,322	10,327	10,216	10,163	10,117	10,385	10,471	10,480	10,452	10,278	10,056	10,036	9,917	9,712	9,656	9,624	9,685	9,705	9,672	9,658	9,724	9,677	9,836	9,881	9,949	9,910	9,974	9,741	9,777	9,722	9,675
C000014097
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 12,584	12,233	12,044	11,783	11,690	11,469	11,739	11,593	11,719	11,684	11,207	10,660	10,864	11,130	11,188	11,172	11,111	11,229	11,215	11,089	11,349	10,852	10,886	10,487	10,605	11,138	11,423	11,074	11,475	11,491	12,023	12,344	12,594	12,952	12,941	12,975	12,965	13,069	13,082	12,921	12,721	12,654	12,519	12,634	12,779	12,832	12,711	12,290	12,283	12,267	12,270	11,945	11,613	11,439	11,052	12,340	12,222	11,936	11,904	11,877	11,804	11,869	11,557	11,484	11,288	11,140	11,067	10,844	10,757	10,485	10,467	10,508	10,669	10,693	10,661	10,584	10,624	10,605	10,717	10,707	10,853	10,931	10,860	10,872	10,836	10,856	10,805	10,754	10,684	10,579	10,480	10,491	10,384	10,338	10,298	10,577	10,671	10,688	10,667	10,496	10,276	10,262	10,146	9,943	9,891	9,865	9,934	9,960	9,933	9,924	9,993	9,957	10,127	10,179	10,255	10,220	10,291	10,057	10,100	10,049	10,000
C000014098
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,382,625	1,361,990	1,339,811	1,309,783	1,298,376	1,272,809	1,301,634	1,283,558	1,297,284	1,292,338	1,238,722	1,176,632	1,198,074	1,227,080	1,232,405	1,229,549	1,221,895	1,233,771	1,231,230	1,216,409	1,243,810	1,187,761	1,190,439	1,145,932	1,158,652	1,215,602	1,245,522	1,206,606	1,249,035	1,249,746	1,306,323	1,339,906	1,365,971	1,403,473	1,401,034	1,404,377	1,402,048	1,412,093	1,411,571	1,393,776	1,371,249	1,362,773	1,346,410	1,358,375	1,372,866	1,377,292	1,363,292	1,317,032	1,314,476	1,311,696	1,310,866	1,275,950	1,239,584	1,219,325	1,177,256	1,313,619	1,300,080	1,268,636	1,264,173	1,260,306	1,251,544	1,257,386	1,222,591	1,213,951	1,192,274	1,176,386	1,167,040	1,142,750	1,132,674	1,103,402	1,100,086	1,103,475	1,119,338	1,120,360	1,116,662	1,107,676	1,110,170	1,107,936	1,118,562	1,116,014	1,130,998	1,137,372	1,129,115	1,129,227	1,124,689	1,125,716	1,119,281	1,112,101	1,104,360	1,091,829	1,081,214	1,081,308	1,068,743	1,062,908	1,058,329	1,085,263	1,094,521	1,095,239	1,091,359	1,073,530	1,049,410	1,047,651	1,034,866	1,012,553	1,007,003	1,003,354	1,008,654	1,010,873	1,006,889	1,004,963	1,010,786	1,005,338	1,021,284	1,025,453	1,032,092	1,027,528	1,033,595	1,008,965	1,012,177	1,006,025	1,000,000
C000241867
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 6,919,506	6,816,324	6,704,978	6,554,352	6,496,927	6,368,639	6,512,530	6,426,098	6,490,125	6,465,042	6,196,385	5,885,527	5,992,890	6,137,855	6,164,227	6,149,633	6,111,055	6,170,131	6,157,106	6,083,064	6,219,355	5,939,096	5,952,490	5,729,943	5,793,547	6,078,308	6,227,915	6,033,326	6,245,481	6,249,036	6,531,936	6,699,859	6,830,194	7,017,712	7,005,515	7,022,230	7,010,584	7,060,813	7,058,203	6,969,156	6,856,466	6,814,177	6,732,399	6,792,152	6,864,631	6,886,825	6,816,842	6,585,530	6,572,701	6,558,770	6,554,620	6,380,032	6,198,197	6,096,897	5,886,542	6,568,388	6,500,691	6,343,465	6,321,144	6,301,810	6,258,001	6,287,212	6,113,227	6,070,026	5,961,634	5,882,190	5,835,458	5,714,005	5,663,619	5,517,250	5,500,675	5,517,610	5,596,861	5,602,018	5,583,535	5,538,564	5,551,070	5,539,864	5,592,981	5,580,253	5,655,196	5,687,068	5,645,757	5,646,287	5,623,590	5,628,724	5,596,578	5,560,735	5,522,032	5,459,335	5,406,223	5,406,649	5,343,793	5,314,624	5,291,743	5,426,376	5,472,665	5,476,307	5,456,822	5,367,718	5,247,085	5,238,275	5,174,354	5,062,809	5,035,067	5,016,815	5,043,301	5,054,421	5,034,532	5,024,915	5,054,026	5,026,817	5,106,530	5,127,342	5,160,471	5,137,652	5,167,943	5,044,799	5,060,822	5,030,135	5,000,000
C000014109
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 13,928	13,749	13,552	13,253	13,136	12,909	13,230	13,116	13,326	13,304	12,840	12,314	12,498	12,799	12,868	12,865	12,915	13,070	12,991	12,702	12,988	12,576	12,630	12,225	12,404	12,909	13,225	12,957	13,171	13,122	13,578	13,970	14,165	14,479	14,511	14,532	14,555	14,653	14,676	14,535	14,432	14,387	14,277	14,414	14,572	14,820	14,754	14,177	14,299	14,305	14,644	13,976	13,578	13,461	12,710	13,815	13,507	12,937	12,976	12,931	12,859	13,044	12,348	12,234	11,912	11,570	11,517	11,060	11,034	10,713	10,491	10,509	10,824	10,927	10,872	10,796	10,860	10,812	10,998	10,927	11,211	11,365	11,194	11,176	11,139	11,210	11,066	11,013	10,907	10,705	10,553	10,595	10,405	10,381	10,319	10,827	11,069	11,140	11,139	10,868	10,450	10,427	10,311	10,046	9,889	9,722	9,775	9,836	9,796	9,760	9,859	9,712	10,051	10,193	10,422	10,373	10,640	10,118	9,953	9,832	9,675
C000014108
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,487,730	1,468,184	1,446,833	1,414,710	1,401,902	1,378,279	1,412,271	1,398,866	1,421,007	1,418,303	1,368,674	1,312,328	1,332,579	1,363,351	1,370,471	1,369,885	1,374,862	1,391,006	1,383,170	1,351,393	1,382,307	1,337,402	1,342,904	1,299,561	1,318,255	1,371,629	1,404,875	1,376,952	1,398,586	1,393,833	1,441,908	1,483,147	1,503,593	1,535,675	1,539,519	1,541,398	1,542,662	1,553,510	1,555,535	1,540,344	1,528,305	1,524,062	1,511,327	1,525,437	1,542,624	1,568,496	1,561,213	1,499,972	1,512,523	1,512,865	1,547,508	1,476,658	1,434,431	1,421,714	1,342,199	1,458,449	1,425,752	1,365,325	1,369,135	1,364,161	1,356,210	1,375,462	1,301,852	1,290,339	1,255,470	1,219,912	1,214,045	1,165,770	1,162,029	1,128,777	1,104,567	1,106,135	1,138,314	1,149,621	1,142,879	1,134,722	1,141,174	1,135,820	1,155,124	1,146,760	1,177,030	1,192,201	1,174,019	1,171,821	1,168,369	1,175,362	1,159,218	1,153,856	1,141,708	1,120,772	1,104,482	1,108,426	1,087,546	1,084,627	1,077,648	1,130,148	1,154,889	1,162,398	1,161,169	1,133,114	1,089,067	1,086,163	1,073,685	1,045,557	1,028,772	1,010,853	1,015,875	1,020,942	1,016,197	1,012,452	1,022,137	1,006,386	1,040,399	1,054,972	1,076,398	1,072,705	1,099,767	1,045,809	1,028,693	1,016,250	1,000,000
C000225189
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 7,439,926	7,338,782	7,236,380	7,075,546	7,011,319	6,888,510	7,058,350	6,995,623	7,106,180	7,092,482	6,844,148	6,562,229	6,658,957	6,817,046	6,848,127	6,849,426	6,874,311	6,955,028	6,915,848	6,756,965	6,911,534	6,687,009	6,714,522	6,497,805	6,591,277	6,858,144	7,024,375	6,884,762	6,992,931	6,969,164	7,209,540	7,415,733	7,517,963	7,678,376	7,697,594	7,706,991	7,713,312	7,767,550	7,777,676	7,701,719	7,641,526	7,620,308	7,556,633	7,627,186	7,713,120	7,842,481	7,806,066	7,499,860	7,562,616	7,564,327	7,737,538	7,383,290	7,172,157	7,108,571	6,710,993	7,292,246	7,128,762	6,826,626	6,845,676	6,820,804	6,781,050	6,877,308	6,509,258	6,451,693	6,277,348	6,099,560	6,070,223	5,828,848	5,810,144	5,643,886	5,522,835	5,530,674	5,691,568	5,748,104	5,714,393	5,673,612	5,705,871	5,679,099	5,775,618	5,733,802	5,885,151	5,961,006	5,870,096	5,859,107	5,841,846	5,876,811	5,796,090	5,769,280	5,708,540	5,603,860	5,522,411	5,542,129	5,437,730	5,423,136	5,388,242	5,650,739	5,774,446	5,811,992	5,805,846	5,665,572	5,445,335	5,430,817	5,368,424	5,227,786	5,143,861	5,054,265	5,079,373	5,104,711	5,080,987	5,062,261	5,110,687	5,031,928	5,201,994	5,274,862	5,381,988	5,363,527	5,498,835	5,229,043	5,143,467	5,081,252	5,000,000
C000235422
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 10,865	10,777	10,580	10,285	10,142	9,883	10,175	10,087	10,334	10,309	9,984	9,524	9,704	9,903	9,919	9,915	9,962	10,039	9,995	9,750	9,876	9,658	9,647	9,403	9,446	9,698	9,741	9,684	9,694
C000235423
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,040	10,953	10,759	10,456	10,317	10,060	10,374	10,280	10,538	10,530	10,204	9,741	9,920	10,131	10,153	10,156	10,221	10,296	10,267	10,012	10,147	9,929	9,924	9,679	9,730	9,996	10,046	9,994	10,020
C000235424
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,131,025			1,068,489			1,057,461			1,070,715			1,006,238			1,027,540			1,036,148			999,563			977,010			1,001,056
C000235421
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 5,658,355	5,608,823	5,505,287	5,345,523	5,270,023	5,134,486	5,290,362	5,238,160	5,365,523	5,356,682	5,186,801	4,947,128	5,034,113	5,136,731	5,143,617	5,140,857	5,169,128	5,202,726	5,183,955	5,050,894	5,115,365	5,000,975	4,994,496	4,867,177	4,888,131	5,018,025	5,038,967	5,008,438	5,010,778
C000014103
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 12,398	12,284	12,165	12,008	11,937	11,828	11,874	11,812	11,851	11,768	11,573	11,349	11,352	11,378	11,340	11,265	11,251	11,266	11,202	11,109	11,172	10,964	10,925	10,779	10,796	10,989	11,059	10,923	11,099	11,089	11,208	11,358	11,443	11,542	11,522	11,565	11,608	11,601	11,602	11,574	11,565	11,529	11,485	11,490	11,487	11,442	11,363	11,215	11,176	11,159	11,079	11,006	10,802	10,638	10,475	11,106	11,044	10,949	10,920	10,917	10,872	10,876	10,799	10,787	10,721	10,655	10,601	10,515	10,450	10,308	10,320	10,334	10,361	10,353	10,321	10,290	10,288	10,258	10,264	10,263	10,284	10,303	10,294	10,308	10,301	10,304	10,283	10,242	10,235	10,200	10,165	10,149	10,115	10,085	10,075	10,146	10,156	10,133	10,116	10,061	9,974	9,963	9,889	9,791	9,791	9,768	9,806	9,828	9,813	9,810	9,838	9,824	9,870	9,863	9,849	9,823	9,808	9,744	9,787	9,778	9,775
C000014104
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,943	11,670	11,564	11,421	11,360	11,263	11,314	11,270	11,307	11,235	11,055	10,847	10,857	10,889	10,859	10,801	10,794	10,809	10,761	10,672	10,738	10,551	10,513	10,379	10,402	10,595	10,671	10,545	10,722	10,719	10,842	10,995	11,084	11,187	11,175	11,224	11,266	11,273	11,281	11,261	11,260	11,231	11,196	11,207	11,203	11,174	11,103	10,964	10,933	10,923	10,845	10,786	10,592	10,445	10,290	10,913	10,852	10,771	10,749	10,753	10,716	10,726	10,656	10,652	10,593	10,534	10,488	10,409	10,350	10,217	10,233	10,254	10,287	10,285	10,260	10,236	10,239	10,217	10,229	10,234	10,261	10,288	10,285	10,305	10,304	10,313	10,299	10,266	10,266	10,237	10,208	10,199	10,169	10,146	10,142	10,221	10,237	10,221	10,210	10,162	10,079	10,075	10,005	9,912	9,924	9,900	9,951	9,979	9,971	9,966	10,001	9,993	10,049	10,047	10,038	10,024	10,008	9,955	10,000	9,996	10,000
C000014105
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,310,275	1,297,564	1,284,799	1,267,943	1,260,210	1,248,498	1,253,825	1,247,089	1,250,074	1,241,907	1,220,353	1,196,655	1,196,626	1,199,111	1,194,818	1,187,440	1,185,706	1,186,325	1,180,110	1,169,363	1,176,389	1,154,410	1,149,285	1,133,773	1,135,305	1,155,211	1,162,314	1,148,585	1,165,905	1,165,349	1,176,843	1,192,902	1,201,528	1,211,616	1,210,016	1,213,457	1,217,664	1,216,722	1,216,491	1,213,300	1,212,200	1,208,108	1,203,323	1,204,240	1,202,945	1,198,051	1,189,503	1,173,825	1,169,562	1,167,457	1,158,235	1,151,058	1,129,603	1,112,418	1,095,185	1,160,480	1,153,113	1,143,614	1,140,378	1,139,794	1,134,952	1,135,074	1,126,788	1,125,359	1,118,302	1,111,153	1,105,371	1,096,176	1,089,173	1,074,312	1,074,674	1,075,901	1,078,456	1,077,403	1,073,873	1,069,768	1,069,957	1,066,648	1,067,004	1,066,034	1,068,668	1,069,787	1,068,586	1,070,363	1,068,777	1,068,766	1,066,262	1,061,755	1,060,703	1,056,708	1,052,798	1,050,803	1,046,823	1,043,460	1,042,070	1,049,065	1,049,683	1,047,073	1,044,994	1,039,074	1,029,805	1,028,322	1,020,401	1,009,971	1,009,655	1,006,876	1,010,444	1,012,161	1,010,188	1,008,655	1,011,001	1,009,703	1,013,446	1,012,186	1,010,862	1,007,709	1,005,869	998,871	1,002,164	1,000,708	1,000,000
C000211120
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 6,571,632	6,507,298	6,442,935	6,358,069	6,318,964	6,259,896	6,286,318	6,252,305	6,266,945	6,225,672	6,117,302	5,998,212	5,997,776	6,009,832	5,988,031	5,950,783	5,941,825	5,944,642	5,913,228	5,859,122	5,890,204	5,783,613	5,757,648	5,679,658	5,687,041	5,786,199	5,821,441	5,752,402	5,838,853	5,835,763	5,893,023	5,972,844	6,015,797	6,066,044	6,054,080	6,074,723	6,095,505	6,090,491	6,088,987	6,072,686	6,066,925	6,046,180	6,021,895	6,022,592	6,019,485	5,994,675	5,951,584	5,872,877	5,851,400	5,840,521	5,794,104	5,757,976	5,650,421	5,564,224	5,477,804	5,804,076	5,767,002	5,719,247	5,702,832	5,699,698	5,675,237	5,675,592	5,635,206	5,627,818	5,592,288	5,556,300	5,527,159	5,477,554	5,445,736	5,371,393	5,373,202	5,379,320	5,392,108	5,386,824	5,369,140	5,348,604	5,349,576	5,333,017	5,334,778	5,329,896	5,343,093	5,348,664	5,342,706	5,351,599	5,343,673	5,343,637	5,331,059	5,308,510	5,303,306	5,283,350	5,263,786	5,253,816	5,233,970	5,217,160	5,210,199	5,245,189	5,248,322	5,235,327	5,224,999	5,195,392	5,149,043	5,141,675	5,102,034	5,049,893	5,048,322	5,034,427	5,052,254	5,060,846	5,050,923	5,043,291	5,055,034	5,048,584	5,067,306	5,060,983	5,054,314	5,038,557	5,029,335	4,994,384	5,010,810	5,003,510	5,000,000
C000036621
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 12,085	12,024	11,950	11,875	11,826	11,764	11,727	11,667	11,620	11,560	11,477	11,395	11,359	11,314	11,257	11,202	11,138	11,108	11,045	11,029	11,005	10,901	10,844	10,792	10,778	10,801	10,780	10,730	10,797	10,809	10,835	10,874	10,902	10,930	10,925	10,942	10,949	10,945	10,941	10,936	10,930	10,924	10,906	10,910	10,902	10,883	10,852	10,800	10,781	10,773	10,722	10,746	10,616	10,507	10,342	10,858	10,830	10,812	10,793	10,775	10,744	10,728	10,707	10,684	10,662	10,639	10,605	10,570	10,526	10,466	10,485	10,495	10,486	10,468	10,445	10,425	10,408	10,389	10,367	10,365	10,359	10,347	10,339	10,332	10,316	10,305	10,294	10,284	10,267	10,258	10,241	10,237	10,216	10,206	10,191	10,187	10,172	10,155	10,140	10,109	10,100	10,078	10,035	9,994	10,012	10,016	10,023	10,009	10,003	10,023	10,030	10,030	10,037	10,148	10,202	10,168	10,297	10,121	10,034	10,044	10,000
C000139784
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,243,656	1,237,118	1,229,201	1,221,268	1,215,935	1,209,348	1,205,334	1,198,858	1,193,764	1,187,361	1,178,582	1,171,131	1,166,071	1,161,141	1,155,088	1,149,180	1,143,529	1,139,064	1,132,435	1,130,503	1,127,784	1,116,884	1,110,860	1,105,269	1,104,820	1,106,873	1,103,427	1,098,077	1,104,624	1,105,682	1,108,057	1,112,944	1,114,472	1,117,107	1,116,369	1,117,896	1,118,323	1,117,710	1,117,053	1,116,284	1,116,568	1,114,589	1,112,583	1,112,737	1,111,694	1,109,495	1,106,155	1,100,616	1,098,471	1,097,420	1,091,977	1,094,184	1,080,733	1,069,408	1,052,385	1,104,650	1,102,693	1,099,534	1,097,413	1,095,288	1,091,950	1,090,077	1,088,775	1,085,188	1,082,687	1,080,091	1,076,425	1,072,704	1,067,977	1,061,704	1,063,403	1,064,171	1,062,764	1,060,794	1,058,374	1,056,170	1,054,296	1,052,153	1,049,637	1,048,572	1,048,468	1,046,971	1,045,830	1,044,942	1,043,127	1,041,741	1,040,399	1,038,466	1,037,128	1,035,936	1,033,951	1,033,197	1,030,846	1,028,914	1,027,727	1,027,073	1,025,179	1,023,261	1,021,371	1,017,959	1,016,717	1,014,157	1,009,518	1,005,074	1,005,857	1,006,567	1,006,891	1,005,200	1,004,238	1,005,909	1,006,229	1,005,936	1,006,550	1,005,582	1,003,994	1,003,182	1,000,397	1,000,341	1,000,238	1,000,121	1,000,000
C000195935
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 6,235,022	6,195,950	6,162,287	6,122,320	6,095,381	6,062,169	6,041,858	6,010,184	5,984,460	5,946,166	5,907,996	5,864,470	5,838,923	5,814,041	5,789,469	5,753,782	5,725,282	5,702,729	5,675,147	5,665,289	5,645,710	5,596,668	5,566,301	5,538,124	5,529,969	5,540,095	5,522,670	5,495,681	5,528,330	5,533,443	5,545,164	5,569,459	5,582,602	5,589,973	5,586,084	5,593,549	5,595,500	5,592,247	5,588,737	5,590,287	5,585,935	5,575,827	5,571,177	5,566,143	5,560,783	5,549,648	5,532,768	5,510,461	5,499,558	5,488,565	5,461,127	5,471,988	5,410,062	5,353,188	5,267,798	5,523,756	5,513,748	5,497,730	5,486,954	5,476,149	5,464,731	5,449,722	5,443,023	5,424,892	5,417,627	5,404,431	5,380,504	5,367,086	5,343,276	5,306,230	5,314,549	5,318,335	5,317,905	5,307,730	5,295,357	5,283,855	5,276,164	5,262,050	5,252,644	5,247,230	5,243,228	5,235,615	5,229,893	5,224,750	5,215,599	5,208,648	5,201,913	5,192,230	5,185,518	5,179,539	5,169,590	5,165,800	5,154,026	5,144,349	5,138,393	5,135,106	5,125,618	5,116,062	5,106,645	5,089,520	5,083,300	5,070,537	5,047,387	5,025,164	5,029,069	5,032,659	5,034,272	5,025,803	5,020,984	5,029,325	5,030,959	5,029,478	5,032,581	5,027,773	5,019,867	5,015,841	5,001,903	5,001,655	5,001,127	5,000,574	5,000,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,373	12,205	12,028	11,761	11,655	11,465	11,739	11,625	11,766	11,794	11,363	10,874	11,040	11,309	11,378	11,366	11,384	11,503	11,434	11,171	11,453	11,108	11,146	10,745	10,865	11,354	11,657	11,371	11,603	11,539	11,986	12,317	12,487	12,767	12,776	12,760	12,771	12,881	12,889	12,761	12,669	12,621	12,515	12,663	12,828	12,909	12,865	12,699	12,745	12,768	12,842	12,620	12,516	12,400	12,156	12,399	12,216	12,000	11,982	11,985	11,946	11,998	11,733	11,698	11,535	11,361	11,345	11,144	11,132	10,980	10,811	10,763	10,853	10,900	10,847	10,824	10,840	10,781	10,853	10,799	10,902	11,008	10,960	10,976	10,963	11,002	10,908	10,854	10,863	10,780	10,691	10,695	10,613	10,576	10,544	10,787	10,859	10,856	10,844	10,756	10,570	10,562	10,490	10,363	10,290	10,178	10,229	10,266	10,233	10,194	10,224	10,164	10,279	10,297	10,309	10,267	10,327	10,134	10,152	10,098	10,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,373	12,205	12,028	11,761	11,655	11,465	11,739	11,625	11,766	11,794	11,363	10,874	11,040	11,309	11,378	11,366	11,384	11,503	11,434	11,171	11,453	11,108	11,146	10,745	10,865	11,354	11,657	11,371	11,603	11,539	11,986	12,317	12,487	12,767	12,776	12,760	12,771	12,881	12,889	12,761	12,669	12,621	12,515	12,663	12,828	12,909	12,865	12,699	12,745	12,768	12,842	12,620	12,516	12,400	12,156	12,399	12,216	12,000	11,982	11,985	11,946	11,998	11,733	11,698	11,535	11,361	11,345	11,144	11,132	10,980	10,811	10,763	10,853	10,900	10,847	10,824	10,840	10,781	10,853	10,799	10,902	11,008	10,960	10,976	10,963	11,002	10,908	10,854	10,863	10,780	10,691	10,695	10,613	10,576	10,544	10,787	10,859	10,856	10,844	10,756	10,570	10,562	10,490	10,363	10,290	10,178	10,229	10,266	10,233	10,194	10,224	10,164	10,279	10,297	10,309	10,267	10,327	10,134	10,152	10,098	10,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 1,237,255	1,220,515	1,202,809	1,176,114	1,165,459	1,146,456	1,173,887	1,162,474	1,176,580	1,179,403	1,136,287	1,087,351	1,103,953	1,130,920	1,137,771	1,136,641	1,138,410	1,150,337	1,143,352	1,117,145	1,145,286	1,110,828	1,114,614	1,074,548	1,086,469	1,135,386	1,165,689	1,137,100	1,160,286	1,153,936	1,198,643	1,231,687	1,248,712	1,276,703	1,277,564	1,276,023	1,277,067	1,288,066	1,288,927	1,276,113	1,266,877	1,262,063	1,251,539	1,266,275	1,282,828	1,290,942	1,286,499	1,269,928	1,274,483	1,276,784	1,284,189	1,262,020	1,251,577	1,239,996	1,215,645	1,239,864	1,221,573	1,200,035	1,198,249	1,198,489	1,194,629	1,199,827	1,173,279	1,169,797	1,153,482	1,136,079	1,134,491	1,114,368	1,113,155	1,098,015	1,081,101	1,076,261	1,085,340	1,090,010	1,084,667	1,082,401	1,083,973	1,078,094	1,085,336	1,079,889	1,090,227	1,100,820	1,095,989	1,097,650	1,096,333	1,100,205	1,090,794	1,085,388	1,086,309	1,077,992	1,069,121	1,069,479	1,061,291	1,057,560	1,054,427	1,078,673	1,085,877	1,085,619	1,084,449	1,075,586	1,056,978	1,056,153	1,049,006	1,036,306	1,028,996	1,017,761	1,022,871	1,026,615	1,023,344	1,019,354	1,022,366	1,016,447	1,027,919	1,029,721	1,030,917	1,026,679	1,032,698	1,013,408	1,015,242	1,009,792	1,000,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 6,186,276	6,102,576	6,014,044	5,880,568	5,827,297	5,732,278	5,869,437	5,812,368	5,882,902	5,897,014	5,681,437	5,436,756	5,519,764	5,654,598	5,688,856	5,683,206	5,692,052	5,751,684	5,716,761	5,585,724	5,726,432	5,554,141	5,573,070	5,372,739	5,432,344	5,676,928	5,828,446	5,685,501	5,801,428	5,769,682	5,993,214	6,158,437	6,243,562	6,383,515	6,387,822	6,380,115	6,385,334	6,440,332	6,444,633	6,380,565	6,334,386	6,310,316	6,257,696	6,331,377	6,414,139	6,454,709	6,432,497	6,349,638	6,372,414	6,383,919	6,420,945	6,310,102	6,257,887	6,199,980	6,078,224	6,199,319	6,107,865	6,000,174	5,991,246	5,992,444	5,973,146	5,999,137	5,866,395	5,848,985	5,767,409	5,680,394	5,672,454	5,571,839	5,565,773	5,490,077	5,405,504	5,381,303	5,426,699	5,450,052	5,423,333	5,412,007	5,419,867	5,390,471	5,426,680	5,399,447	5,451,135	5,504,100	5,479,943	5,488,248	5,481,666	5,501,026	5,453,971	5,426,940	5,431,545	5,389,960	5,345,606	5,347,397	5,306,454	5,287,798	5,272,137	5,393,365	5,429,384	5,428,094	5,422,245	5,377,929	5,284,889	5,280,765	5,245,029	5,181,528	5,144,980	5,088,805	5,114,355	5,133,074	5,116,718	5,096,768	5,111,830	5,082,236	5,139,597	5,148,604	5,154,585	5,133,397	5,163,490	5,067,038	5,076,209	5,048,962	5,000,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,373	12,205	12,028	11,761	11,655	11,465	11,739	11,625	11,766	11,794	11,363	10,874	11,040	11,309	11,378	11,366	11,384	11,503	11,434	11,171	11,453	11,108	11,146	10,745	10,865	11,354	11,657	11,371	11,603	11,539	11,986	12,317	12,487	12,767	12,776	12,760	12,771	12,881	12,889	12,761	12,669	12,621	12,515	12,663	12,828	12,909	12,865	12,699	12,745	12,768	12,842	12,620	12,516	12,400	12,156	12,399	12,216	12,000	11,982	11,985	11,946	11,998	11,733	11,698	11,535	11,361	11,345	11,144	11,132	10,980	10,811	10,763	10,853	10,900	10,847	10,824	10,840	10,781	10,853	10,799	10,902	11,008	10,960	10,976	10,963	11,002	10,908	10,854	10,863	10,780	10,691	10,695	10,613	10,576	10,544	10,787	10,859	10,856	10,844	10,756	10,570	10,562	10,490	10,363	10,290	10,178	10,229	10,266	10,233	10,194	10,224	10,164	10,279	10,297	10,309	10,267	10,327	10,134	10,152	10,098	10,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,373	12,205	12,028	11,761	11,655	11,465	11,739	11,625	11,766	11,794	11,363	10,874	11,040	11,309	11,378	11,366	11,384	11,503	11,434	11,171	11,453	11,108	11,146	10,745	10,865	11,354	11,657	11,371	11,603	11,539	11,986	12,317	12,487	12,767	12,776	12,760	12,771	12,881	12,889	12,761	12,669	12,621	12,515	12,663	12,828	12,909	12,865	12,699	12,745	12,768	12,842	12,620	12,516	12,400	12,156	12,399	12,216	12,000	11,982	11,985	11,946	11,998	11,733	11,698	11,535	11,361	11,345	11,144	11,132	10,980	10,811	10,763	10,853	10,900	10,847	10,824	10,840	10,781	10,853	10,799	10,902	11,008	10,960	10,976	10,963	11,002	10,908	10,854	10,863	10,780	10,691	10,695	10,613	10,576	10,544	10,787	10,859	10,856	10,844	10,756	10,570	10,562	10,490	10,363	10,290	10,178	10,229	10,266	10,233	10,194	10,224	10,164	10,279	10,297	10,309	10,267	10,327	10,134	10,152	10,098	10,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 1,237,255	1,220,515	1,202,809	1,176,114	1,165,459	1,146,456	1,173,887	1,162,474	1,176,580	1,179,403	1,136,287	1,087,351	1,103,953	1,130,920	1,137,771	1,136,641	1,138,410	1,150,337	1,143,352	1,117,145	1,145,286	1,110,828	1,114,614	1,074,548	1,086,469	1,135,386	1,165,689	1,137,100	1,160,286	1,153,936	1,198,643	1,231,687	1,248,712	1,276,703	1,277,564	1,276,023	1,277,067	1,288,066	1,288,927	1,276,113	1,266,877	1,262,063	1,251,539	1,266,275	1,282,828	1,290,942	1,286,499	1,269,928	1,274,483	1,276,784	1,284,189	1,262,020	1,251,577	1,239,996	1,215,645	1,239,864	1,221,573	1,200,035	1,198,249	1,198,489	1,194,629	1,199,827	1,173,279	1,169,797	1,153,482	1,136,079	1,134,491	1,114,368	1,113,155	1,098,015	1,081,101	1,076,261	1,085,340	1,090,010	1,084,667	1,082,401	1,083,973	1,078,094	1,085,336	1,079,889	1,090,227	1,100,820	1,095,989	1,097,650	1,096,333	1,100,205	1,090,794	1,085,388	1,086,309	1,077,992	1,069,121	1,069,479	1,061,291	1,057,560	1,054,427	1,078,673	1,085,877	1,085,619	1,084,449	1,075,586	1,056,978	1,056,153	1,049,006	1,036,306	1,028,996	1,017,761	1,022,871	1,026,615	1,023,344	1,019,354	1,022,366	1,016,447	1,027,919	1,029,721	1,030,917	1,026,679	1,032,698	1,013,408	1,015,242	1,009,792	1,000,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 6,186,276	6,102,576	6,014,044	5,880,568	5,827,297	5,732,278	5,869,437	5,812,368	5,882,902	5,897,014	5,681,437	5,436,756	5,519,764	5,654,598	5,688,856	5,683,206	5,692,052	5,751,684	5,716,761	5,585,724	5,726,432	5,554,141	5,573,070	5,372,739	5,432,344	5,676,928	5,828,446	5,685,501	5,801,428	5,769,682	5,993,214	6,158,437	6,243,562	6,383,515	6,387,822	6,380,115	6,385,334	6,440,332	6,444,633	6,380,565	6,334,386	6,310,316	6,257,696	6,331,377	6,414,139	6,454,709	6,432,497	6,349,638	6,372,414	6,383,919	6,420,945	6,310,102	6,257,887	6,199,980	6,078,224	6,199,319	6,107,865	6,000,174	5,991,246	5,992,444	5,973,146	5,999,137	5,866,395	5,848,985	5,767,409	5,680,394	5,672,454	5,571,839	5,565,773	5,490,077	5,405,504	5,381,303	5,426,699	5,450,052	5,423,333	5,412,007	5,419,867	5,390,471	5,426,680	5,399,447	5,451,135	5,504,100	5,479,943	5,488,248	5,481,666	5,501,026	5,453,971	5,426,940	5,431,545	5,389,960	5,345,606	5,347,397	5,306,454	5,287,798	5,272,137	5,393,365	5,429,384	5,428,094	5,422,245	5,377,929	5,284,889	5,280,765	5,245,029	5,181,528	5,144,980	5,088,805	5,114,355	5,133,074	5,116,718	5,096,768	5,111,830	5,082,236	5,139,597	5,148,604	5,154,585	5,133,397	5,163,490	5,067,038	5,076,209	5,048,962	5,000,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,373	12,205	12,028	11,761	11,655	11,465	11,739	11,625	11,766	11,794	11,363	10,874	11,040	11,309	11,378	11,366	11,384	11,503	11,434	11,171	11,453	11,108	11,146	10,745	10,865	11,354	11,657	11,371	11,603	11,539	11,986	12,317	12,487	12,767	12,776	12,760	12,771	12,881	12,889	12,761	12,669	12,621	12,515	12,663	12,828	12,909	12,865	12,699	12,745	12,768	12,842	12,620	12,516	12,400	12,156	12,399	12,216	12,000	11,982	11,985	11,946	11,998	11,733	11,698	11,535	11,361	11,345	11,144	11,132	10,980	10,811	10,763	10,853	10,900	10,847	10,824	10,840	10,781	10,853	10,799	10,902	11,008	10,960	10,976	10,963	11,002	10,908	10,854	10,863	10,780	10,691	10,695	10,613	10,576	10,544	10,787	10,859	10,856	10,844	10,756	10,570	10,562	10,490	10,363	10,290	10,178	10,229	10,266	10,233	10,194	10,224	10,164	10,279	10,297	10,309	10,267	10,327	10,134	10,152	10,098	10,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 1,237,255	1,220,515	1,202,809	1,176,114	1,165,459	1,146,456	1,173,887	1,162,474	1,176,580	1,179,403	1,136,287	1,087,351	1,103,953	1,130,920	1,137,771	1,136,641	1,138,410	1,150,337	1,143,352	1,117,145	1,145,286	1,110,828	1,114,614	1,074,548	1,086,469	1,135,386	1,165,689	1,137,100	1,160,286	1,153,936	1,198,643	1,231,687	1,248,712	1,276,703	1,277,564	1,276,023	1,277,067	1,288,066	1,288,927	1,276,113	1,266,877	1,262,063	1,251,539	1,266,275	1,282,828	1,290,942	1,286,499	1,269,928	1,274,483	1,276,784	1,284,189	1,262,020	1,251,577	1,239,996	1,215,645	1,239,864	1,221,573	1,200,035	1,198,249	1,198,489	1,194,629	1,199,827	1,173,279	1,169,797	1,153,482	1,136,079	1,134,491	1,114,368	1,113,155	1,098,015	1,081,101	1,076,261	1,085,340	1,090,010	1,084,667	1,082,401	1,083,973	1,078,094	1,085,336	1,079,889	1,090,227	1,100,820	1,095,989	1,097,650	1,096,333	1,100,205	1,090,794	1,085,388	1,086,309	1,077,992	1,069,121	1,069,479	1,061,291	1,057,560	1,054,427	1,078,673	1,085,877	1,085,619	1,084,449	1,075,586	1,056,978	1,056,153	1,049,006	1,036,306	1,028,996	1,017,761	1,022,871	1,026,615	1,023,344	1,019,354	1,022,366	1,016,447	1,027,919	1,029,721	1,030,917	1,026,679	1,032,698	1,013,408	1,015,242	1,009,792	1,000,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 6,186,276	6,102,576	6,014,044	5,880,568	5,827,297	5,732,278	5,869,437	5,812,368	5,882,902	5,897,014	5,681,437	5,436,756	5,519,764	5,654,598	5,688,856	5,683,206	5,692,052	5,751,684	5,716,761	5,585,724	5,726,432	5,554,141	5,573,070	5,372,739	5,432,344	5,676,928	5,828,446	5,685,501	5,801,428	5,769,682	5,993,214	6,158,437	6,243,562	6,383,515	6,387,822	6,380,115	6,385,334	6,440,332	6,444,633	6,380,565	6,334,386	6,310,316	6,257,696	6,331,377	6,414,139	6,454,709	6,432,497	6,349,638	6,372,414	6,383,919	6,420,945	6,310,102	6,257,887	6,199,980	6,078,224	6,199,319	6,107,865	6,000,174	5,991,246	5,992,444	5,973,146	5,999,137	5,866,395	5,848,985	5,767,409	5,680,394	5,672,454	5,571,839	5,565,773	5,490,077	5,405,504	5,381,303	5,426,699	5,450,052	5,423,333	5,412,007	5,419,867	5,390,471	5,426,680	5,399,447	5,451,135	5,504,100	5,479,943	5,488,248	5,481,666	5,501,026	5,453,971	5,426,940	5,431,545	5,389,960	5,345,606	5,347,397	5,306,454	5,287,798	5,272,137	5,393,365	5,429,384	5,428,094	5,422,245	5,377,929	5,284,889	5,280,765	5,245,029	5,181,528	5,144,980	5,088,805	5,114,355	5,133,074	5,116,718	5,096,768	5,111,830	5,082,236	5,139,597	5,148,604	5,154,585	5,133,397	5,163,490	5,067,038	5,076,209	5,048,962	5,000,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 10,722	10,577	10,424	10,192	10,100	9,935	10,173	10,074	10,196	10,221	9,847	9,423	9,567	9,801	9,860	9,850	9,865	9,969	9,908	9,681	9,925	9,626	9,659	9,312	9,415	9,839	10,102	9,854	10,055
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 10,722	10,577	10,424	10,192	10,100	9,935	10,173	10,074	10,196	10,221	9,847	9,423	9,567	9,801	9,860	9,850	9,865	9,969	9,908	9,681	9,925	9,626	9,659	9,312	9,415	9,839	10,102	9,854	10,055
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 1,072,204			1,019,219			1,017,290			1,022,069			956,684			985,012			990,828			962,642			941,533			985,410
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 5,361,020	5,288,486	5,211,764	5,096,094	5,049,929	4,967,586	5,086,448	5,036,992	5,098,116	5,110,346	4,923,527	4,711,487	4,783,421	4,900,268	4,929,956	4,925,060	4,932,726	4,984,403	4,954,139	4,840,583	4,962,520	4,813,212	4,829,616	4,656,010	4,707,664	4,919,619	5,050,925	4,927,049	5,027,511
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,373	12,205	12,028	11,761	11,655	11,465	11,739	11,625	11,766	11,794	11,363	10,874	11,040	11,309	11,378	11,366	11,384	11,503	11,434	11,171	11,453	11,108	11,146	10,745	10,865	11,354	11,657	11,371	11,603	11,539	11,986	12,317	12,487	12,767	12,776	12,760	12,771	12,881	12,889	12,761	12,669	12,621	12,515	12,663	12,828	12,909	12,865	12,699	12,745	12,768	12,842	12,620	12,516	12,400	12,156	12,399	12,216	12,000	11,982	11,985	11,946	11,998	11,733	11,698	11,535	11,361	11,345	11,144	11,132	10,980	10,811	10,763	10,853	10,900	10,847	10,824	10,840	10,781	10,853	10,799	10,902	11,008	10,960	10,976	10,963	11,002	10,908	10,854	10,863	10,780	10,691	10,695	10,613	10,576	10,544	10,787	10,859	10,856	10,844	10,756	10,570	10,562	10,490	10,363	10,290	10,178	10,229	10,266	10,233	10,194	10,224	10,164	10,279	10,297	10,309	10,267	10,327	10,134	10,152	10,098	10,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,373	12,205	12,028	11,761	11,655	11,465	11,739	11,625	11,766	11,794	11,363	10,874	11,040	11,309	11,378	11,366	11,384	11,503	11,434	11,171	11,453	11,108	11,146	10,745	10,865	11,354	11,657	11,371	11,603	11,539	11,986	12,317	12,487	12,767	12,776	12,760	12,771	12,881	12,889	12,761	12,669	12,621	12,515	12,663	12,828	12,909	12,865	12,699	12,745	12,768	12,842	12,620	12,516	12,400	12,156	12,399	12,216	12,000	11,982	11,985	11,946	11,998	11,733	11,698	11,535	11,361	11,345	11,144	11,132	10,980	10,811	10,763	10,853	10,900	10,847	10,824	10,840	10,781	10,853	10,799	10,902	11,008	10,960	10,976	10,963	11,002	10,908	10,854	10,863	10,780	10,691	10,695	10,613	10,576	10,544	10,787	10,859	10,856	10,844	10,756	10,570	10,562	10,490	10,363	10,290	10,178	10,229	10,266	10,233	10,194	10,224	10,164	10,279	10,297	10,309	10,267	10,327	10,134	10,152	10,098	10,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 1,237,255	1,220,515	1,202,809	1,176,114	1,165,459	1,146,456	1,173,887	1,162,474	1,176,580	1,179,403	1,136,287	1,087,351	1,103,953	1,130,920	1,137,771	1,136,641	1,138,410	1,150,337	1,143,352	1,117,145	1,145,286	1,110,828	1,114,614	1,074,548	1,086,469	1,135,386	1,165,689	1,137,100	1,160,286	1,153,936	1,198,643	1,231,687	1,248,712	1,276,703	1,277,564	1,276,023	1,277,067	1,288,066	1,288,927	1,276,113	1,266,877	1,262,063	1,251,539	1,266,275	1,282,828	1,290,942	1,286,499	1,269,928	1,274,483	1,276,784	1,284,189	1,262,020	1,251,577	1,239,996	1,215,645	1,239,864	1,221,573	1,200,035	1,198,249	1,198,489	1,194,629	1,199,827	1,173,279	1,169,797	1,153,482	1,136,079	1,134,491	1,114,368	1,113,155	1,098,015	1,081,101	1,076,261	1,085,340	1,090,010	1,084,667	1,082,401	1,083,973	1,078,094	1,085,336	1,079,889	1,090,227	1,100,820	1,095,989	1,097,650	1,096,333	1,100,205	1,090,794	1,085,388	1,086,309	1,077,992	1,069,121	1,069,479	1,061,291	1,057,560	1,054,427	1,078,673	1,085,877	1,085,619	1,084,449	1,075,586	1,056,978	1,056,153	1,049,006	1,036,306	1,028,996	1,017,761	1,022,871	1,026,615	1,023,344	1,019,354	1,022,366	1,016,447	1,027,919	1,029,721	1,030,917	1,026,679	1,032,698	1,013,408	1,015,242	1,009,792	1,000,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 6,186,276	6,102,576	6,014,044	5,880,568	5,827,297	5,732,278	5,869,437	5,812,368	5,882,902	5,897,014	5,681,437	5,436,756	5,519,764	5,654,598	5,688,856	5,683,206	5,692,052	5,751,684	5,716,761	5,585,724	5,726,432	5,554,141	5,573,070	5,372,739	5,432,344	5,676,928	5,828,446	5,685,501	5,801,428	5,769,682	5,993,214	6,158,437	6,243,562	6,383,515	6,387,822	6,380,115	6,385,334	6,440,332	6,444,633	6,380,565	6,334,386	6,310,316	6,257,696	6,331,377	6,414,139	6,454,709	6,432,497	6,349,638	6,372,414	6,383,919	6,420,945	6,310,102	6,257,887	6,199,980	6,078,224	6,199,319	6,107,865	6,000,174	5,991,246	5,992,444	5,973,146	5,999,137	5,866,395	5,848,985	5,767,409	5,680,394	5,672,454	5,571,839	5,565,773	5,490,077	5,405,504	5,381,303	5,426,699	5,450,052	5,423,333	5,412,007	5,419,867	5,390,471	5,426,680	5,399,447	5,451,135	5,504,100	5,479,943	5,488,248	5,481,666	5,501,026	5,453,971	5,426,940	5,431,545	5,389,960	5,345,606	5,347,397	5,306,454	5,287,798	5,272,137	5,393,365	5,429,384	5,428,094	5,422,245	5,377,929	5,284,889	5,280,765	5,245,029	5,181,528	5,144,980	5,088,805	5,114,355	5,133,074	5,116,718	5,096,768	5,111,830	5,082,236	5,139,597	5,148,604	5,154,585	5,133,397	5,163,490	5,067,038	5,076,209	5,048,962	5,000,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,373	12,205	12,028	11,761	11,655	11,465	11,739	11,625	11,766	11,794	11,363	10,874	11,040	11,309	11,378	11,366	11,384	11,503	11,434	11,171	11,453	11,108	11,146	10,745	10,865	11,354	11,657	11,371	11,603	11,539	11,986	12,317	12,487	12,767	12,776	12,760	12,771	12,881	12,889	12,761	12,669	12,621	12,515	12,663	12,828	12,909	12,865	12,699	12,745	12,768	12,842	12,620	12,516	12,400	12,156	12,399	12,216	12,000	11,982	11,985	11,946	11,998	11,733	11,698	11,535	11,361	11,345	11,144	11,132	10,980	10,811	10,763	10,853	10,900	10,847	10,824	10,840	10,781	10,853	10,799	10,902	11,008	10,960	10,976	10,963	11,002	10,908	10,854	10,863	10,780	10,691	10,695	10,613	10,576	10,544	10,787	10,859	10,856	10,844	10,756	10,570	10,562	10,490	10,363	10,290	10,178	10,229	10,266	10,233	10,194	10,224	10,164	10,279	10,297	10,309	10,267	10,327	10,134	10,152	10,098	10,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 1,237,255	1,220,515	1,202,809	1,176,114	1,165,459	1,146,456	1,173,887	1,162,474	1,176,580	1,179,403	1,136,287	1,087,351	1,103,953	1,130,920	1,137,771	1,136,641	1,138,410	1,150,337	1,143,352	1,117,145	1,145,286	1,110,828	1,114,614	1,074,548	1,086,469	1,135,386	1,165,689	1,137,100	1,160,286	1,153,936	1,198,643	1,231,687	1,248,712	1,276,703	1,277,564	1,276,023	1,277,067	1,288,066	1,288,927	1,276,113	1,266,877	1,262,063	1,251,539	1,266,275	1,282,828	1,290,942	1,286,499	1,269,928	1,274,483	1,276,784	1,284,189	1,262,020	1,251,577	1,239,996	1,215,645	1,239,864	1,221,573	1,200,035	1,198,249	1,198,489	1,194,629	1,199,827	1,173,279	1,169,797	1,153,482	1,136,079	1,134,491	1,114,368	1,113,155	1,098,015	1,081,101	1,076,261	1,085,340	1,090,010	1,084,667	1,082,401	1,083,973	1,078,094	1,085,336	1,079,889	1,090,227	1,100,820	1,095,989	1,097,650	1,096,333	1,100,205	1,090,794	1,085,388	1,086,309	1,077,992	1,069,121	1,069,479	1,061,291	1,057,560	1,054,427	1,078,673	1,085,877	1,085,619	1,084,449	1,075,586	1,056,978	1,056,153	1,049,006	1,036,306	1,028,996	1,017,761	1,022,871	1,026,615	1,023,344	1,019,354	1,022,366	1,016,447	1,027,919	1,029,721	1,030,917	1,026,679	1,032,698	1,013,408	1,015,242	1,009,792	1,000,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 6,186,276	6,102,576	6,014,044	5,880,568	5,827,297	5,732,278	5,869,437	5,812,368	5,882,902	5,897,014	5,681,437	5,436,756	5,519,764	5,654,598	5,688,856	5,683,206	5,692,052	5,751,684	5,716,761	5,585,724	5,726,432	5,554,141	5,573,070	5,372,739	5,432,344	5,676,928	5,828,446	5,685,501	5,801,428	5,769,682	5,993,214	6,158,437	6,243,562	6,383,515	6,387,822	6,380,115	6,385,334	6,440,332	6,444,633	6,380,565	6,334,386	6,310,316	6,257,696	6,331,377	6,414,139	6,454,709	6,432,497	6,349,638	6,372,414	6,383,919	6,420,945	6,310,102	6,257,887	6,199,980	6,078,224	6,199,319	6,107,865	6,000,174	5,991,246	5,992,444	5,973,146	5,999,137	5,866,395	5,848,985	5,767,409	5,680,394	5,672,454	5,571,839	5,565,773	5,490,077	5,405,504	5,381,303	5,426,699	5,450,052	5,423,333	5,412,007	5,419,867	5,390,471	5,426,680	5,399,447	5,451,135	5,504,100	5,479,943	5,488,248	5,481,666	5,501,026	5,453,971	5,426,940	5,431,545	5,389,960	5,345,606	5,347,397	5,306,454	5,287,798	5,272,137	5,393,365	5,429,384	5,428,094	5,422,245	5,377,929	5,284,889	5,280,765	5,245,029	5,181,528	5,144,980	5,088,805	5,114,355	5,133,074	5,116,718	5,096,768	5,111,830	5,082,236	5,139,597	5,148,604	5,154,585	5,133,397	5,163,490	5,067,038	5,076,209	5,048,962	5,000,000
EATON VANCE Index: ICE BofA US High Yield-USD
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Account Value	$ 16,216	15,955	15,705	15,403	15,256	15,085	15,237	15,058	15,013	15,011	14,477	13,847	14,020	14,185	14,145	13,946	13,723	13,855	13,722	13,569	13,747	13,230	13,330	13,086	12,723	13,256	13,582	12,810	13,746	13,711	14,229	14,362	14,492	14,902	14,627	14,778	14,804	14,799	14,719	14,667	14,469	14,428	14,271	14,247	14,197	14,143	13,878	13,344	13,282	13,422	13,291	12,685	12,563	12,013	11,573	13,116	13,322	13,322	13,049	13,013	12,983	12,942	12,892	12,826	12,519	12,680	12,505	12,384	12,178	11,644	11,905	12,014	12,214	12,143	12,056	11,923	11,882	11,883	11,805	11,878	11,990	11,913	11,879	11,911	11,865	11,759	11,762	11,628	11,616	11,513	11,384	11,408	11,233	11,084	10,870	10,913	10,879	10,809	10,574	10,313	10,203	10,130	9,740	9,328	9,285	9,434	9,684	9,906	9,643	9,900	10,078	10,140	10,297	10,267	10,145	10,199	9,962	9,894	10,042	10,114	10,000
EATON VANCE Index: ICE BofA US High Yield-USD
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Account Value	$ 16,216	15,955	15,705	15,403	15,256	15,085	15,237	15,058	15,013	15,011	14,477	13,847	14,020	14,185	14,145	13,946	13,723	13,855	13,722	13,569	13,747	13,230	13,330	13,086	12,723	13,256	13,582	12,810	13,746	13,711	14,229	14,362	14,492	14,902	14,627	14,778	14,804	14,799	14,719	14,667	14,469	14,428	14,271	14,247	14,197	14,143	13,878	13,344	13,282	13,422	13,291	12,685	12,563	12,013	11,573	13,116	13,322	13,322	13,049	13,013	12,983	12,942	12,892	12,826	12,519	12,680	12,505	12,384	12,178	11,644	11,905	12,014	12,214	12,143	12,056	11,923	11,882	11,883	11,805	11,878	11,990	11,913	11,879	11,911	11,865	11,759	11,762	11,628	11,616	11,513	11,384	11,408	11,233	11,084	10,870	10,913	10,879	10,809	10,574	10,313	10,203	10,130	9,740	9,328	9,285	9,434	9,684	9,906	9,643	9,900	10,078	10,140	10,297	10,267	10,145	10,199	9,962	9,894	10,042	10,114	10,000
EATON VANCE Index: ICE BofA US High Yield-USD
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Account Value	$ 1,621,603	1,595,530	1,570,548	1,540,322	1,525,594	1,508,478	1,523,716	1,505,779	1,501,333	1,501,055	1,447,668	1,384,689	1,402,042	1,418,540	1,414,504	1,394,644	1,372,306	1,385,461	1,372,216	1,356,942	1,374,732	1,323,008	1,333,048	1,308,552	1,272,333	1,325,649	1,358,173	1,281,019	1,374,582	1,371,149	1,422,909	1,436,198	1,449,210	1,490,174	1,462,656	1,477,801	1,480,434	1,479,938	1,471,910	1,466,689	1,446,920	1,442,756	1,427,102	1,424,676	1,419,729	1,414,316	1,387,845	1,334,431	1,328,221	1,342,213	1,329,133	1,268,523	1,256,278	1,201,333	1,157,350	1,311,576	1,332,224	1,332,167	1,304,889	1,301,335	1,298,321	1,294,218	1,289,187	1,282,619	1,251,921	1,268,039	1,250,543	1,238,409	1,217,845	1,164,367	1,190,460	1,201,362	1,221,363	1,214,307	1,205,576	1,192,253	1,188,150	1,188,330	1,180,478	1,187,810	1,198,989	1,191,350	1,187,888	1,191,084	1,186,505	1,175,940	1,176,245	1,162,833	1,161,607	1,151,323	1,138,424	1,140,818	1,123,289	1,108,405	1,087,024	1,091,328	1,087,928	1,080,935	1,057,383	1,031,334	1,020,275	1,012,966	974,045	932,811	928,493	943,415	968,394	990,634	964,346	990,029	1,007,777	1,014,020	1,029,727	1,026,686	1,014,522	1,019,940	996,174	989,350	1,004,155	1,011,384	1,000,000
EATON VANCE Index: ICE BofA US High Yield-USD
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Account Value	$ 8,108,016	7,977,648	7,852,741	7,701,608	7,627,972	7,542,392	7,618,581	7,528,894	7,506,666	7,505,274	7,238,338	6,923,444	7,010,209	7,092,699	7,072,519	6,973,219	6,861,530	6,927,304	6,861,082	6,784,709	6,873,659	6,615,039	6,665,238	6,542,762	6,361,666	6,628,243	6,790,867	6,405,093	6,872,909	6,855,744	7,114,544	7,180,988	7,246,049	7,450,869	7,313,281	7,389,003	7,402,170	7,399,688	7,359,550	7,333,447	7,234,600	7,213,778	7,135,508	7,123,379	7,098,645	7,071,579	6,939,225	6,672,157	6,641,104	6,711,063	6,645,667	6,342,614	6,281,390	6,006,667	5,786,749	6,557,878	6,661,118	6,660,835	6,524,446	6,506,677	6,491,604	6,471,089	6,445,935	6,413,097	6,259,605	6,340,193	6,252,715	6,192,043	6,089,227	5,821,833	5,952,300	6,006,808	6,106,816	6,071,534	6,027,880	5,961,266	5,940,751	5,941,648	5,902,388	5,939,052	5,994,944	5,956,750	5,939,439	5,955,419	5,932,526	5,879,702	5,881,226	5,814,164	5,808,034	5,756,616	5,692,122	5,704,090	5,616,447	5,542,027	5,435,120	5,456,640	5,439,641	5,404,675	5,286,913	5,156,668	5,101,376	5,064,830	4,870,227	4,664,057	4,642,466	4,717,075	4,841,972	4,953,170	4,821,731	4,950,145	5,038,887	5,070,101	5,148,636	5,133,430	5,072,612	5,099,701	4,980,868	4,946,752	5,020,775	5,056,920	5,000,000
EATON VANCE Index: Bloomberg US Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Account Value	$ 13,164	12,943	12,745	12,452	12,370	12,149	12,459	12,307	12,488	12,510	12,006	11,361	11,567	11,876	11,962	11,926	11,889	12,057	11,963	11,644	12,005	11,564	11,614	11,064	11,180	11,776	12,119	11,762	12,077	11,971	12,633	12,959	13,208	13,646	13,656	13,645	13,615	13,762	13,796	13,619	13,417	13,321	13,181	13,394	13,631	13,795	13,732	13,391	13,421	13,458	13,630	13,223	12,985	12,778	12,218	13,086	12,910	12,615	12,579	12,555	12,484	12,566	12,185	12,123	11,855	11,683	11,626	11,350	11,325	11,086	10,922	10,929	11,084	11,122	11,065	10,986	11,038	10,983	11,084	11,050	11,219	11,325	11,235	11,245	11,207	11,232	11,139	11,058	11,029	10,912	10,804	10,820	10,702	10,666	10,601	10,898	10,992	11,022	11,001	10,859	10,617	10,621	10,493	10,235	10,150	10,097	10,175	10,198	10,150	10,099	10,160	10,096	10,275	10,335	10,396	10,360	10,464	10,176	10,175	10,106	10,000
EATON VANCE Index: Bloomberg US Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Account Value	$ 13,164	12,943	12,745	12,452	12,370	12,149	12,459	12,307	12,488	12,510	12,006	11,361	11,567	11,876	11,962	11,926	11,889	12,057	11,963	11,644	12,005	11,564	11,614	11,064	11,180	11,776	12,119	11,762	12,077	11,971	12,633	12,959	13,208	13,646	13,656	13,645	13,615	13,762	13,796	13,619	13,417	13,321	13,181	13,394	13,631	13,795	13,732	13,391	13,421	13,458	13,630	13,223	12,985	12,778	12,218	13,086	12,910	12,615	12,579	12,555	12,484	12,566	12,185	12,123	11,855	11,683	11,626	11,350	11,325	11,086	10,922	10,929	11,084	11,122	11,065	10,986	11,038	10,983	11,084	11,050	11,219	11,325	11,235	11,245	11,207	11,232	11,139	11,058	11,029	10,912	10,804	10,820	10,702	10,666	10,601	10,898	10,992	11,022	11,001	10,859	10,617	10,621	10,493	10,235	10,150	10,097	10,175	10,198	10,150	10,099	10,160	10,096	10,275	10,335	10,396	10,360	10,464	10,176	10,175	10,106	10,000
EATON VANCE Index: Bloomberg US Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Account Value	$ 1,316,385	1,294,292	1,274,485	1,245,249	1,237,021	1,214,871	1,245,866	1,230,739	1,248,750	1,250,986	1,200,622	1,136,143	1,156,701	1,187,597	1,196,216	1,192,567	1,188,889	1,205,677	1,196,275	1,164,358	1,200,481	1,156,377	1,161,386	1,106,423	1,117,962	1,177,619	1,211,880	1,176,165	1,207,700	1,197,095	1,263,302	1,295,866	1,320,796	1,364,565	1,365,636	1,364,489	1,361,518	1,376,242	1,379,558	1,361,862	1,341,684	1,332,074	1,318,071	1,339,404	1,363,055	1,379,471	1,373,200	1,339,108	1,342,078	1,345,772	1,363,038	1,322,261	1,298,535	1,277,764	1,221,849	1,308,577	1,291,020	1,261,509	1,257,890	1,255,510	1,248,398	1,256,612	1,218,514	1,212,260	1,185,475	1,168,313	1,162,606	1,134,964	1,132,528	1,108,569	1,092,150	1,092,891	1,108,411	1,112,159	1,106,517	1,098,636	1,103,792	1,098,250	1,108,354	1,104,951	1,121,946	1,132,459	1,123,509	1,124,525	1,120,730	1,123,233	1,113,913	1,105,820	1,102,937	1,091,204	1,080,401	1,082,037	1,070,156	1,066,568	1,060,115	1,089,833	1,099,218	1,102,250	1,100,083	1,085,857	1,061,656	1,062,117	1,049,304	1,023,503	1,015,023	1,009,734	1,017,526	1,019,752	1,014,979	1,009,913	1,015,966	1,009,612	1,027,539	1,033,498	1,039,585	1,035,982	1,046,387	1,017,581	1,017,511	1,010,646	1,000,000
EATON VANCE Index: Bloomberg US Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Account Value	$ 6,581,927	6,471,460	6,372,423	6,226,247	6,185,106	6,074,354	6,229,332	6,153,694	6,243,750	6,254,928	6,003,109	5,680,714	5,783,507	5,937,987	5,981,080	5,962,834	5,944,445	6,028,386	5,981,375	5,821,792	6,002,404	5,781,885	5,806,930	5,532,116	5,589,810	5,888,097	6,059,400	5,880,825	6,038,500	5,985,473	6,316,508	6,479,332	6,603,981	6,822,824	6,828,182	6,822,446	6,807,589	6,881,208	6,897,789	6,809,308	6,708,418	6,660,369	6,590,354	6,697,020	6,815,275	6,897,356	6,866,000	6,695,541	6,710,388	6,728,858	6,815,190	6,611,305	6,492,676	6,388,820	6,109,243	6,542,886	6,455,100	6,307,546	6,289,451	6,277,548	6,241,990	6,283,058	6,092,570	6,061,301	5,927,374	5,841,563	5,813,028	5,674,818	5,662,638	5,542,843	5,460,752	5,464,454	5,542,055	5,560,797	5,532,583	5,493,180	5,518,960	5,491,251	5,541,772	5,524,757	5,609,730	5,662,295	5,617,544	5,622,623	5,603,648	5,616,164	5,569,563	5,529,100	5,514,686	5,456,021	5,402,004	5,410,186	5,350,780	5,332,838	5,300,577	5,449,166	5,496,088	5,511,248	5,500,413	5,429,283	5,308,281	5,310,587	5,246,520	5,117,516	5,075,114	5,048,671	5,087,629	5,098,760	5,074,897	5,049,564	5,079,828	5,048,059	5,137,695	5,167,488	5,197,926	5,179,909	5,231,935	5,087,904	5,087,554	5,053,230	5,000,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	11,846	11,678	11,411	11,304	11,116	11,404	11,300	11,462	11,493	11,069	10,590	10,760	11,040	11,111	11,119	11,159	11,282	11,214	10,936	11,226	10,891	10,940	10,552	10,691	11,174	11,498	11,224	11,403	11,330	11,777	12,114	12,250	12,520	12,552	12,515	12,518	12,628	12,652	12,512	12,425	12,384	12,287	12,443	12,625	12,716	12,698	12,575	12,632	12,638	12,741	12,554	12,475	12,417	12,200	12,273	12,056	11,828	11,836	11,842	11,807	11,870	11,570	11,545	11,402	11,203	11,200	10,989	10,995	10,880	10,683	10,620	10,705	10,774	10,705	10,703	10,716	10,640	10,720	10,651	10,753	10,879	10,829	10,843	10,836	10,888	10,792	10,745	10,756	10,674	10,592	10,598	10,527	10,506	10,492	10,746	10,829	10,835	10,847	10,779	10,589	10,586	10,546	10,450	10,376	10,235	10,269	10,296	10,294	10,225	10,240	10,169	10,281	10,306	10,343	10,295	10,393	10,179	10,170	10,098	10,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,200,442	1,184,582	1,167,800	1,141,147	1,130,444	1,111,599	1,140,404	1,129,970	1,146,163	1,149,319	1,106,947	1,058,989	1,075,969	1,104,024	1,111,121	1,111,896	1,115,876	1,128,160	1,121,364	1,093,584	1,122,610	1,089,105	1,094,040	1,055,233	1,069,080	1,117,357	1,149,848	1,122,422	1,140,311	1,133,006	1,177,697	1,211,350	1,225,017	1,251,990	1,255,202	1,251,499	1,251,844	1,262,777	1,265,186	1,251,197	1,242,467	1,238,421	1,228,714	1,244,251	1,262,482	1,271,599	1,269,849	1,257,510	1,263,150	1,263,843	1,274,128	1,255,376	1,247,518	1,241,736	1,220,049	1,227,271	1,205,572	1,182,810	1,183,635	1,184,238	1,180,681	1,187,003	1,157,023	1,154,483	1,140,165	1,120,278	1,119,992	1,098,891	1,099,528	1,087,974	1,068,347	1,062,007	1,070,467	1,077,405	1,070,516	1,070,262	1,071,580	1,063,986	1,071,959	1,065,128	1,075,322	1,087,851	1,082,881	1,084,272	1,083,645	1,088,831	1,079,151	1,074,527	1,075,610	1,067,394	1,059,220	1,059,775	1,052,700	1,050,639	1,049,159	1,074,577	1,082,859	1,083,494	1,084,735	1,077,920	1,058,894	1,058,622	1,054,574	1,044,987	1,037,626	1,023,541	1,026,859	1,029,579	1,029,408	1,022,492	1,023,962	1,016,893	1,028,104	1,030,585	1,034,297	1,029,516	1,039,288	1,017,942	1,016,991	1,009,828	1,000,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 6,002,211	5,922,908	5,839,002	5,705,733	5,652,222	5,557,996	5,702,020	5,649,850	5,730,816	5,746,597	5,534,733	5,294,945	5,379,845	5,520,121	5,555,606	5,559,482	5,579,381	5,640,802	5,606,821	5,467,922	5,613,049	5,445,523	5,470,198	5,276,164	5,345,399	5,586,784	5,749,238	5,612,108	5,701,554	5,665,028	5,888,485	6,056,752	6,125,085	6,259,950	6,276,009	6,257,496	6,259,222	6,313,887	6,325,931	6,255,983	6,212,335	6,192,105	6,143,571	6,221,254	6,312,408	6,357,994	6,349,245	6,287,550	6,315,751	6,319,215	6,370,638	6,276,880	6,237,589	6,208,682	6,100,243	6,136,354	6,027,861	5,914,048	5,918,173	5,921,188	5,903,406	5,935,016	5,785,114	5,772,417	5,700,825	5,601,391	5,599,958	5,494,454	5,497,639	5,439,871	5,341,736	5,310,037	5,352,334	5,387,024	5,352,582	5,351,310	5,357,900	5,319,932	5,359,795	5,325,642	5,376,610	5,439,253	5,414,403	5,421,362	5,418,223	5,444,153	5,395,754	5,372,635	5,378,048	5,336,968	5,296,098	5,298,877	5,263,501	5,253,193	5,245,795	5,372,883	5,414,297	5,417,471	5,423,673	5,389,599	5,294,468	5,293,111	5,272,871	5,224,933	5,188,129	5,117,703	5,134,295	5,147,895	5,147,040	5,112,458	5,119,810	5,084,467	5,140,518	5,152,927	5,171,483	5,147,580	5,196,439	5,089,712	5,084,956	5,049,138	5,000,000
EATON VANCE Index: Bloomberg US Mortgage Backed Securties
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securties Index
Account Value	$ 10,558	10,434	10,268	10,005	9,889	9,695	9,998	9,893	10,057	10,103	9,686	9,206	9,400	9,710	9,790	9,797	9,839	9,912	9,861	9,673	9,935	9,618	9,661	9,282	9,416	9,917	10,269	9,949	10,111
EATON VANCE Index: Bloomberg US Mortgage Backed Securties
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securties Index
Account Value	$ 10,558	10,434	10,268	10,005	9,889	9,695	9,998	9,893	10,057	10,103	9,686	9,206	9,400	9,710	9,790	9,797	9,839	9,912	9,861	9,673	9,935	9,618	9,661	9,282	9,416	9,917	10,269	9,949	10,111
EATON VANCE Index: Bloomberg US Mortgage Backed Securties
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securties Index
Account Value	$ 1,055,792			1,000,472			999,781			1,010,336			940,025			979,745			986,102			961,805			941,647			994,869
EATON VANCE Index: Bloomberg US Mortgage Backed Securties
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securties Index
Account Value	$ 5,278,962	5,217,085	5,134,238	5,002,359	4,944,524	4,847,664	4,998,906	4,946,512	5,028,316	5,051,682	4,842,969	4,603,012	4,700,123	4,854,809	4,895,080	4,898,723	4,919,721	4,956,024	4,930,508	4,836,288	4,967,456	4,809,024	4,830,329	4,641,163	4,708,235	4,958,695	5,134,264	4,974,343	5,055,285
EATON VANCE Index: Bloomberg 1-5 Year U.S. Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. Credit Index
Account Value	$ 12,630	12,503	12,368	12,178	12,105	11,983	12,064	11,987	12,048	12,003	11,790	11,538	11,545	11,603	11,587	11,517	11,552	11,601	11,526	11,363	11,499	11,330	11,317	11,099	11,131	11,367	11,512	11,357	11,497	11,408	11,560	11,773	11,858	11,997	11,995	12,018	12,080	12,106	12,112	12,069	12,084	12,043	11,995	12,030	12,060	12,064	12,023	11,966	11,950	11,962	11,939	11,854	11,750	11,602	11,329	11,665	11,570	11,469	11,428	11,425	11,373	11,375	11,251	11,245	11,139	11,054	11,018	10,905	10,868	10,761	10,665	10,654	10,662	10,672	10,619	10,596	10,601	10,554	10,568	10,559	10,596	10,643	10,633	10,665	10,657	10,672	10,636	10,583	10,586	10,543	10,494	10,484	10,439	10,401	10,387	10,487	10,495	10,484	10,486	10,450	10,355	10,362	10,315	10,204	10,193	10,139	10,175	10,187	10,181	10,141	10,156	10,137	10,175	10,165	10,148	10,111	10,130	10,033	10,075	10,044	10,000
EATON VANCE Index: Bloomberg 1-5 Year U.S. Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. Credit Index
Account Value	$ 12,630	12,503	12,368	12,178	12,105	11,983	12,064	11,987	12,048	12,003	11,790	11,538	11,545	11,603	11,587	11,517	11,552	11,601	11,526	11,363	11,499	11,330	11,317	11,099	11,131	11,367	11,512	11,357	11,497	11,408	11,560	11,773	11,858	11,997	11,995	12,018	12,080	12,106	12,112	12,069	12,084	12,043	11,995	12,030	12,060	12,064	12,023	11,966	11,950	11,962	11,939	11,854	11,750	11,602	11,329	11,665	11,570	11,469	11,428	11,425	11,373	11,375	11,251	11,245	11,139	11,054	11,018	10,905	10,868	10,761	10,665	10,654	10,662	10,672	10,619	10,596	10,601	10,554	10,568	10,559	10,596	10,643	10,633	10,665	10,657	10,672	10,636	10,583	10,586	10,543	10,494	10,484	10,439	10,401	10,387	10,487	10,495	10,484	10,486	10,450	10,355	10,362	10,315	10,204	10,193	10,139	10,175	10,187	10,181	10,141	10,156	10,137	10,175	10,165	10,148	10,111	10,130	10,033	10,075	10,044	10,000
EATON VANCE Index: Bloomberg 1-5 Year U.S. Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. Credit Index
Account Value	$ 1,262,978	1,250,288	1,236,752	1,217,847	1,210,534	1,198,333	1,206,423	1,198,674	1,204,794	1,200,255	1,178,973	1,153,848	1,154,546	1,160,278	1,158,671	1,151,713	1,155,250	1,160,136	1,152,641	1,136,271	1,149,883	1,132,983	1,131,737	1,109,905	1,113,137	1,136,677	1,151,162	1,135,737	1,149,722	1,140,799	1,155,988	1,177,251	1,185,829	1,199,725	1,199,540	1,201,762	1,207,985	1,210,557	1,211,197	1,206,853	1,208,445	1,204,284	1,199,509	1,203,025	1,206,002	1,206,386	1,202,289	1,196,625	1,195,044	1,196,177	1,193,881	1,185,364	1,175,024	1,160,177	1,132,868	1,166,487	1,157,036	1,146,894	1,142,816	1,142,472	1,137,347	1,137,522	1,125,129	1,124,502	1,113,947	1,105,420	1,101,841	1,090,499	1,086,831	1,076,111	1,066,520	1,065,396	1,066,227	1,067,183	1,061,863	1,059,568	1,060,139	1,055,420	1,056,770	1,055,900	1,059,612	1,064,280	1,063,252	1,066,494	1,065,668	1,067,189	1,063,611	1,058,275	1,058,554	1,054,300	1,049,372	1,048,441	1,043,932	1,040,104	1,038,714	1,048,669	1,049,505	1,048,354	1,048,554	1,045,049	1,035,525	1,036,156	1,031,527	1,020,413	1,019,277	1,013,941	1,017,505	1,018,696	1,018,111	1,014,115	1,015,647	1,013,690	1,017,466	1,016,516	1,014,811	1,011,116	1,012,998	1,003,299	1,007,513	1,004,440	1,000,000
EATON VANCE Index: Bloomberg 1-5 Year U.S. Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. Credit Index
Account Value	$ 6,314,889	6,251,439	6,183,761	6,089,235	6,052,668	5,991,665	6,032,115	5,993,371	6,023,972	6,001,277	5,894,865	5,769,240	5,772,730	5,801,388	5,793,355	5,758,564	5,776,249	5,800,679	5,763,206	5,681,354	5,749,413	5,664,913	5,658,684	5,549,526	5,565,683	5,683,384	5,755,812	5,678,684	5,748,610	5,703,997	5,779,942	5,886,255	5,929,146	5,998,627	5,997,699	6,008,811	6,039,923	6,052,783	6,055,987	6,034,267	6,042,227	6,021,420	5,997,543	6,015,123	6,030,010	6,031,931	6,011,447	5,983,123	5,975,218	5,980,887	5,969,407	5,926,821	5,875,119	5,800,886	5,664,340	5,832,434	5,785,182	5,734,471	5,714,078	5,712,361	5,686,733	5,687,612	5,625,647	5,622,511	5,569,736	5,527,102	5,509,206	5,452,493	5,434,156	5,380,557	5,332,601	5,326,980	5,331,135	5,335,915	5,309,316	5,297,842	5,300,695	5,277,101	5,283,849	5,279,501	5,298,061	5,321,400	5,316,261	5,332,468	5,328,341	5,335,945	5,318,054	5,291,376	5,292,768	5,271,500	5,246,860	5,242,204	5,219,660	5,200,518	5,193,570	5,243,346	5,247,524	5,241,770	5,242,771	5,225,244	5,177,627	5,180,782	5,157,633	5,102,066	5,096,383	5,069,705	5,087,526	5,093,481	5,090,557	5,070,577	5,078,235	5,068,450	5,087,328	5,082,578	5,074,057	5,055,580	5,064,992	5,016,494	5,037,565	5,022,200	5,000,000
EATON VANCE Index: Bloomberg 9-12 Mo Short Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 9-12 Months Short Treasury Index
Account Value	$ 11,801	11,725	11,651	11,572	11,523	11,467	11,440	11,393	11,377	11,333	11,255	11,185	11,134	11,092	11,045	10,992	10,962	10,950	10,925	10,843	10,832	10,792	10,746	10,712	10,711	10,739	10,749	10,732	10,779	10,757	10,769	10,801	10,812	10,836	10,844	10,847	10,849	10,849	10,848	10,845	10,847	10,845	10,844	10,841	10,840	10,836	10,835	10,832	10,831	10,829	10,827	10,823	10,819	10,820	10,817	10,726	10,679	10,655	10,637	10,629	10,593	10,580	10,542	10,532	10,491	10,461	10,441	10,408	10,387	10,357	10,326	10,303	10,284	10,275	10,253	10,237	10,223	10,202	10,193	10,177	10,173	10,163	10,158	10,158	10,154	10,150	10,139	10,124	10,120	10,116	10,110	10,114	10,109	10,094	10,088	10,092	10,086	10,080	10,079	10,079	10,055	10,059	10,049	10,036	10,034	10,015	10,014	10,026	10,027	10,018	10,018	10,016	10,014	10,012	10,006	10,004	10,005	9,995	10,001	10,000	10,000
EATON VANCE Index: Bloomberg 9-12 Mo Short Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 9-12 Months Short Treasury Index
Account Value	$ 1,180,082	1,172,497	1,165,054	1,157,229	1,152,327	1,146,706	1,143,962	1,139,284	1,137,686	1,133,298	1,125,463	1,118,501	1,113,381	1,109,243	1,104,510	1,099,235	1,096,156	1,094,973	1,092,502	1,084,331	1,083,151	1,079,184	1,074,584	1,071,234	1,071,075	1,073,907	1,074,867	1,073,163	1,077,902	1,075,683	1,076,913	1,080,129	1,081,165	1,083,569	1,084,350	1,084,719	1,084,898	1,084,907	1,084,778	1,084,547	1,084,693	1,084,497	1,084,384	1,084,092	1,083,955	1,083,581	1,083,486	1,083,157	1,083,110	1,082,882	1,082,726	1,082,280	1,081,921	1,082,000	1,081,729	1,072,592	1,067,888	1,065,544	1,063,661	1,062,928	1,059,297	1,057,979	1,054,165	1,053,202	1,049,091	1,046,097	1,044,101	1,040,804	1,038,652	1,035,687	1,032,622	1,030,337	1,028,424	1,027,480	1,025,281	1,023,703	1,022,318	1,020,225	1,019,335	1,017,686	1,017,309	1,016,330	1,015,752	1,015,790	1,015,383	1,014,996	1,013,881	1,012,417	1,011,953	1,011,625	1,010,963	1,011,357	1,010,858	1,009,420	1,008,822	1,009,231	1,008,646	1,007,967	1,007,893	1,007,885	1,005,522	1,005,893	1,004,872	1,003,613	1,003,395	1,001,519	1,001,437	1,002,615	1,002,746	1,001,764	1,001,850	1,001,624	1,001,411	1,001,203	1,000,552	1,000,427	1,000,491	999,526	1,000,101	1,000,026	1,000,000
EATON VANCE Index: Bloomberg 9-12 Mo Short Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 9-12 Months Short Treasury Index
Account Value	$ 5,900,411	$ 5,862,485	$ 5,825,271	$ 5,786,147	$ 5,761,635	$ 5,733,531	$ 5,719,811	$ 5,696,420	$ 5,688,429	$ 5,666,488	$ 5,627,313	$ 5,592,506	$ 5,566,906	$ 5,546,214	$ 5,522,550	$ 5,496,173	$ 5,480,781	$ 5,474,864	$ 5,462,510	$ 5,421,655	$ 5,415,753	$ 5,395,919	$ 5,372,919	$ 5,356,169	$ 5,355,373	$ 5,369,536	$ 5,374,335	$ 5,365,816	$ 5,389,512	$ 5,378,414	$ 5,384,563	$ 5,400,645	$ 5,405,826	$ 5,417,843	$ 5,421,751	$ 5,423,593	$ 5,424,491	$ 5,424,533	$ 5,423,890	$ 5,422,736	$ 5,423,467	$ 5,422,485	$ 5,421,919	$ 5,420,460	$ 5,419,777	$ 5,417,907	$ 5,417,432	$ 5,415,787	$ 5,415,548	$ 5,414,411	$ 5,413,628	$ 5,411,402	$ 5,409,604	$ 5,410,000	$ 5,408,644	$ 5,362,959	$ 5,339,441	$ 5,327,720	$ 5,318,306	$ 5,314,640	$ 5,296,484	$ 5,289,893	$ 5,270,823	$ 5,266,012	$ 5,245,454	$ 5,230,487	$ 5,220,505	$ 5,204,022	$ 5,193,262	$ 5,178,437	$ 5,163,110	$ 5,151,685	$ 5,142,120	$ 5,137,400	$ 5,126,404	$ 5,118,513	$ 5,111,590	$ 5,101,126	$ 5,096,674	$ 5,088,428	$ 5,086,543	$ 5,081,651	$ 5,078,759	$ 5,078,948	$ 5,076,914	$ 5,074,978	$ 5,069,406	$ 5,062,084	$ 5,059,763	$ 5,058,124	$ 5,054,816	$ 5,056,784	$ 5,054,292	$ 5,047,099	$ 5,044,108	$ 5,046,154	$ 5,043,228	$ 5,039,835	$ 5,039,465	$ 5,039,426	$ 5,027,608	$ 5,029,467	$ 5,024,361	$ 5,018,064	$ 5,016,977	$ 5,007,597	$ 5,007,184	$ 5,013,075	$ 5,013,729	$ 5,008,822	$ 5,009,248	$ 5,008,118	$ 5,007,056	$ 5,006,014	$ 5,002,758	$ 5,002,137	$ 5,002,456	$ 4,997,630	$ 5,000,503	$ 5,000,130	$ 5,000,000